Restricted and Performance Stock Unit Activity (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	16,193	18,669	19,836
Granted	5,278	4,950	6,350
Payments	(6,202)	(7,246)	(7,369)
Cancelled/Forfeited	(262)	(180)	(148)
Ending Balance	15,007	16,193	18,669
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	23,724	39,463	27,614
Granted	7,359	7,470	20,537
Payments	(9,153)	(22,703)	(8,499)
Cancelled/Forfeited	(1,964)	(506)	(189)
Ending Balance	19,966	23,724	39,463